Rydex Variable Trust
702 King Farm Blvd., Suite 200
Rockville, Maryland 20850
Supplement Dated July 31, 2026
to the currently effective Summary Prospectus and Statutory Prospectus, each dated May 1, 2026, as supplemented from time to time (together, the “Prospectus”)
This supplement provides updated information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
To comply with recent SEC rule amendments related to fund names and the investments indicated by those names, Rydex Variable Trust (the “Trust”) has determined to clarify disclosure for certain series of the Trust (each, a “Fund” and collectively, the “Funds”). Therefore, effective August 1, 2026, the changes described below apply to the Funds specified below. The changes described below will not affect any Fund’s investment objective, day‑to‑day management, or total expense ratio.

I.
NASDAQ‑100® Fund, S&P 500® Pure Growth Fund, S&P 500® Pure Value Fund, S&P MidCap 400® Pure Growth Fund, S&P MidCap 400® Pure Value Fund, S&P SmallCap 600® Pure Growth Fund, and S&P SmallCap 600® Pure Value Fund

For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
NASDAQ‑100® Fund	NASDAQ‑100® Index
S&P 500® Pure Growth Fund	S&P 500® Pure Growth Index
S&P 500® Pure Value Fund	S&P 500® Pure Value Index
S&P MidCap 400® Pure Growth Fund	S&P MidCap 400® Pure Growth Index
S&P MidCap 400® Pure Value Fund	S&P MidCap 400® Pure Value Index
S&P SmallCap 600® Pure Growth Fund	S&P SmallCap 600® Pure Growth Index
S&P SmallCap 600® Pure Value Fund	S&P SmallCap 600® Pure Value Index

II.	Inverse Mid‑Cap Strategy Fund, Inverse NASDAQ‑100® Strategy Fund, Inverse Russell 2000® Strategy Fund, and Inverse S&P 500® Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.

●	In each of the first, third, and last sentences of the paragraph, the reference to “opposite” is replaced with “inversely to”, “inverse”, and “inversely”, respectively.

●	The fifth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).

●
The last sentence of the first paragraph is further revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Inverse Mid‑Cap Strategy Fund	S&P MidCap 400® Index
Inverse NASDAQ‑100® Strategy Fund	NASDAQ‑100® Index
Inverse Russell 2000® Strategy Fund	Russell 2000® Index
Inverse S&P 500® Strategy Fund	S&P 500® Index

III.	Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, S&P 500® 2x Strategy Fund, Mid‑Cap 1.5x Strategy Fund, and Russell 2000® 1.5x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.

●
The sentence below is added as the second sentence of the first paragraph for each of the Mid‑Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund and the fourth sentence of the first paragraph for each of the Dow 2x Strategy Fund, NASDAQ‑100® 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and S&P 500® 2x Strategy Fund.

The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).

●	The last sentence of the first paragraph is deleted in its entirety and replaced with the corresponding sentence set forth below.
Dow 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Dow Jones Industrial Average® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Dow Jones Industrial Average®.
NASDAQ‑100® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the NASDAQ‑100 Index® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the NASDAQ‑100 Index®.

2

Russell 2000® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Russell 2000® Index.
S&P 500® 2x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the S&P 500® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the S&P 500® Index.
Mid‑Cap 1.5x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P MidCap 400® Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P MidCap 400® Index.
Russell 2000® 1.5x Strategy Fund
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies included in the Russell 2000® Index.

IV.	Inverse Dow 2x Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.

●	The fourth sentence of the first paragraph is deleted in its entirety and replaced with the following two sentences:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index serves as a substitute for directly selling short each of the securities included in the underlying index and produces inverse exposure to the underlying index and to securities of companies included in the underlying index. These instruments will be counted towards the Fund’s 80% investment policy (as set forth below).

●	In the last sentence of the first paragraph, the reference to “opposite” is replaced with “inversely” and the reference to “underlying index” is replaced with “Dow Jones Industrial Average®”.

V.	Europe 1.25x Strategy Fund and Japan 2x Strategy Fund
For each Fund, under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.

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●	The following is added as the ninth sentence of the first paragraph:
The Fund’s investment in derivatives referencing (i) the underlying index, or (ii) securities included in the underlying index, serves as a substitute for investments in each of the securities of companies included in the underlying index and will be counted towards the Fund’s 80% investment policy (as set forth below).

●
The last sentence of the first paragraph is revised to replace all references to “underlying index” with the name of the Fund’s underlying index. The name of each Fund and its underlying index is set forth below.

Fund	Underlying Index
Europe 1.25x Strategy Fund	STOXX Europe 50® Index
Japan 2x Strategy Fund	Nikkei 225 Stock Average Index

VI.	Government Long Bond 1.2x Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.

●	The following sentence is added as the second sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).

●	The now fourth and fifth sentences of the first paragraph are deleted in their entirety and replaced with the following two sentences:
Futures and options contracts, and interest rate swaps, if used properly, may enable the Fund to meet its objective by increasing the Fund’s exposure to the securities included in the Fund’s 80% Policy (as set forth below) or to securities whose performance is highly correlated to those securities. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to that of the Fund’s benchmark, and expects to rebalance the Fund’s holdings daily to maintain such exposure.

●	The last sentence of the first paragraph is deleted in its entirety and replaced with the following sentence:
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the most recently issued 30 Year U.S. Treasury Bonds.

VII.	Inverse Government Long Bond Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the revisions below are made to the first paragraph.

●	The following sentence is added as the third sentence of the first paragraph:

4

These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).

●	In each of the first and now fourth sentences of the first paragraph, the reference to “opposite” is replaced with “inversely to” and “inverse”, respectively.

●
In the last sentence of the first paragraph, the reference to “opposite” is replaced with “inversely” and the phrase “fixed income securities issued by the U.S. government” is replaced with “the most recently issued 30 Year U.S. Treasury Bonds”.

VIII.	High Yield Strategy Fund
Under the heading “Principal Investment Strategies” in the Fund Summary Section, the following sentence is added as the second sentence of the first paragraph:
These financial instruments will be counted towards the Fund’s 80% investment policy (as set forth below).

IX.	All Funds
Under the headings “More Information About the Trust and the Funds – Principal Investment Strategies” in each Fund’s Prospectus, the fourth paragraph is deleted in its entirety and replaced with the two paragraphs below.
Each Domestic Equity Fund’s, Sector Fund’s, International Equity Fund’s, Fixed Income Fund’s, and U.S. Government Money Market Fund’s investment policy to invest at least 80% of its net assets in a particular type of investment or security is a non‑fundamental policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of determining compliance with a Fund’s 80% investment policy (an “80% investment policy”) adopted pursuant to Rule 35d‑1 under the 1940 Act, a Fund will value any derivatives instrument or physical short position using calculation required by the applicable 1940 Act regulation. In addition to any derivatives instruments used by the Fund that are described in the Fund’s 80% investment policy, derivatives instruments will be counted towards the Fund’s 80% investment policy to the extent they provide investment exposure to one or more of the market risk factors associated with investments included in that policy.
For purposes of determining a Fund’s compliance with the Fund’s 80% investment policy, the Fund may, to the extent permitted by its investment strategies, seek to obtain exposure to investments consistent with the investment focus that the Fund’s name suggests, through a variety of investment vehicles, principally closed‑end funds, ETFs and other mutual funds, where the identity of those underlying portfolio securities can be reasonably determined or where the Fund has an 80% investment policy to invest in investments consistent with the investment focus that the Fund’s name suggests. In such cases, the Fund may look through to the underlying holdings of investment companies in which the Fund invests or may include the entire value of the Fund’s investment in other appropriate investment companies without looking through to the holdings of such investment companies. As with any investment, there can be no guarantee a Fund will achieve its investment objective.
Please retain this supplement for future reference.
SUPP‑RYD‑VIT0726x0527

5

Rydex Variable Trust

702 King Farm Blvd., Suite 200

Rockville, Maryland 20850

Supplement Dated July 31, 2026

to the currently effective Statement of Additional Information, dated May 1, 2026, as supplemented from time to time (the “SAI”)

This supplement provides updated information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective August 1, 2026, under the heading “Investment Restrictions – Non-Fundamental Policies”, non-fundamental polices 9 through 23 are deleted in their entirety and replaced with the following. With these changes, the numbering of the remaining non-fundamental policies are also adjusted accordingly.

9.	The Dow 2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Dow Jones Industrial Average® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Dow Jones Industrial Average®, without 60 days’ prior notice to shareholders.

10.	The NASDAQ-100® 2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the NASDAQ-100 Index® and financial instruments with economic characteristics that should perform similarly to the securities of companies in the NASDAQ-100 Index®, without 60 days’ prior notice to shareholders.

11.	The Russell 2000® 2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Russell 2000® Index, without 60 days’ prior notice to shareholders.

12.	The S&P 500® 2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the S&P 500® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the S&P 500® Index, without 60 days’ prior notice to shareholders.

13.	The Russell 2000 1.5x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the

Russell 2000® Index and financial instruments with economic characteristics that should perform similarly to the securities of companies in the Russell 2000® Index, without 60 days’ prior notice to shareholders.

14.	The Inverse Dow 2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the securities of companies in the Dow Jones Industrial Average®, without 60 days’ prior notice to shareholders.

15.	The Inverse S&P 500® Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the securities of companies in the S&P 500® Index, without 60 days’ prior notice to shareholders.

16.	The Inverse NASDAQ-100® Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the securities of companies in the NASDAQ-100 Index®, without 60 days’ prior notice to shareholders.

17.	The Inverse Russell 2000® Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the securities of companies in the Russell 2000® Index, without 60 days’ prior notice to shareholders.

18.	The NASDAQ-100® Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the NASDAQ-100 Index® and derivatives and other instruments whose performance is expected to correspond to that of the NASDAQ-100 Index® without 60 days’ prior notice to shareholders.

19.	The Mid-Cap 1.5x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P MidCap 400® Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P MidCap 400® Index without 60 days’ prior notice to shareholders.

20.	The Inverse Mid-Cap Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the securities of companies in the S&P MidCap 400® Index without 60 days’ prior notice to shareholders.

21.	The S&P 500® Pure Growth Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P 500® Pure Growth Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P 500® Pure Growth Index without 60 days’ prior notice to shareholders.

22.	The S&P 500® Pure Value Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P 500® Pure Value Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P 500® Pure Value Index without 60 days’ prior notice to shareholders.

23.	The S&P MidCap 400® Pure Growth Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P MidCap 400® Pure Growth Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P MidCap 400® Pure Growth Index without 60 days’ prior notice to shareholders.

24.	The S&P MidCap 400® Pure Value Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P MidCap 400® Pure Value Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P MidCap 400® Pure Value Index without 60 days’ prior notice to shareholders.

25.	The S&P SmallCap 600® Pure Growth Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P SmallCap 600® Pure Growth Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P SmallCap 600® Pure Growth Index without 60 days’ prior notice to shareholders.

26.	The S&P SmallCap 600® Pure Value Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the S&P SmallCap 600® Pure Value Index and derivatives and other instruments whose performance is expected to correspond to that of the S&P SmallCap 600® Pure Value Index without 60 days’ prior notice to shareholders.

27.	The Banking Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Banking Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

28.	The Basic Materials Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Basic Materials Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

29.	The Biotechnology Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Biotechnology Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

30.	The Consumer Products Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Consumer Products Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

31.	The Electronics Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Electronics Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

32.	The Energy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Energy Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

33.	The Energy Services Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Energy Services Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

34.	The Financial Services Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Financial Services Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

35.	The Health Care Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Health Care Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

36.	The Internet Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Internet Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

37.	The Leisure Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Leisure Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

38.	The Precious Metals Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Precious Metals Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

39.	The Real Estate Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Real Estate Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

40.	The Retailing Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Retailing Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

41.	The Technology Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Technology Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

42.	The Telecommunications Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Telecommunications Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

43.	The Transportation Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Transportation Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

45.	The Utilities Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (and derivatives thereof) of Utilities Companies (as defined in the Fund’s Prospectus) without 60 days’ prior notice to shareholders.

46.	The Europe 1.25x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the STOXX Europe 50® Index and derivatives and other instruments whose performance is expected to correspond to that of the STOXX Europe 50® Index without 60 days’ prior notice to shareholders.

47.	The Japan 2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the Nikkei 225 Stock Average Index and derivatives and other instruments whose performance is expected to correspond to that of the Nikkei 225 Stock Average Index without 60 days’ prior notice to shareholders.

48.	The Government Long Bond 1.2x Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform similarly to the most recently issued 30 Year U.S. Treasury Bonds without 60 days’ prior notice to shareholders.

49.	The Inverse Government Long Bond Strategy Fund may not:

Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in financial instruments with economic characteristics that should perform inversely to the most recently issued 30 Year U.S. Treasury Bonds without 60 days’ prior notice to shareholders.

In addition, the second to last paragraph under the headings “Investment Restrictions – Non-Fundamental Polices” is deleted in its entirety and replaced with the following:

With respect to both the fundamental and non-fundamental policies of the Funds, the foregoing percentages: (i) are based on total assets (except for the limitation on illiquid securities, which is based on net assets, and the 80% investment policies, which are based on net assets plus any borrowings for investment purposes); (ii) will apply at the time of investment (except that if the percentage of a Fund’s net assets invested in illiquid securities exceeds 15% (5% for the U.S. Government Money Market Fund) due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities unless otherwise required by applicable law or regulation); and (iii) shall not be considered violated or otherwise require the sale of portfolio investments unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such investment, except for the fundamental limitations related to borrowing and the issuance of senior securities or as otherwise required by applicable law or regulation.

Please retain this supplement for future reference.

SUPP-RYD-VIT-1-0726x0527